Other liabilities	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Other liabilities

Note 17 Other liabilities

	As at
(Millions of Canadian dollars)	October 31 2025	October 31 2024
Accounts payable and accrued expenses	$1,663	$1,475
Accrued interest payable	11,784	13,226
Cash collateral	22,133	19,582
Commodity liabilities	17,692	13,996
Deferred income	4,277	4,149
Deferred income taxes	484	542
Dividends payable	2,306	2,123
Employee benefit liabilities	1,966	1,924
Lease liabilities	4,586	4,673
Negotiable instruments	1,609	1,702
Payable to brokers, dealers and clients	9,487	8,270
Payroll and related compensation	13,574	11,781
Precious metals liabilities	3,196	743
Provisions	782	793
Short-term borrowings of subsidiaries	2,804	–
Taxes payable	2,852	2,398
Other	7,396	7,335
	$108,591	$94,712